Aug. 01, 2022
Plumb Balanced Fund
PLUMB BALANCED FUND
Investment Objective
The Plumb Balanced Fund (the “Balanced Fund”) seeks a high total return through capital appreciation while attempting to preserve principal, and secondarily seeks current income.
Fees and Expenses of the Plumb Balanced Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Balanced Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest, in the future, at least $25,000 in the Balanced Fund. More information about these and other discounts is available from your financial intermediary and in the section entitled “Choosing a Share Class: Class A Shares,” on page 41 of this Prospectus and “Sales Charge Reduction and Waivers” on page 15 of the of the Fund’s statement of additional information.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	None	None	1.00%⁽¹⁾
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None	None
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.35%	0.35%	0.36%
Total Annual Fund Operating Expenses	1.25%	1.00%	1.26%
Fee Waivers and Expense Reimbursements(2)	-0.06%	-0.01%	-0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.19%	0.99%	1.19%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	None	None	1.00%⁽¹⁾
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None	None
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.35%	0.35%	0.36%
Total Annual Fund Operating Expenses	1.25%	1.00%	1.26%
Fee Waivers and Expense Reimbursements(2)	-0.06%	-0.01%	-0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.19%	0.99%	1.19%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. With respect to the first year expense amount, this example reflects the effects of the contractual commitment that the Advisor has made to waive fees and reimburse expenses for the Fund at least until July 31, 2023. You may be required to pay a sales charge on your purchases and sales of Class A Shares of the Fund, which are reflected in the example. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower.
However, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$121	$391	$681	$1,506
Institutional Shares	$101	$317	$551	$1,224
Class A Shares	$689	$945	$1,221	$2,004

Portfolio Turnover.
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies of the Balanced Fund
The Balanced Fund invests in a diversified portfolio of common stocks and fixed income securities. We select securities that, in our judgment, will result in the highest total return consistent with preservation of principal, and we vary the mix of common stocks and bonds from time to time. More than 50% of the Fund’s assets are normally invested in common stocks.
To achieve a better risk-adjusted return on its equity investments, the Fund invests in many types of stocks, including a blend of large company stocks, small company stocks, growth stocks, and value stocks.
We also normally invest at least 25% of the Fund’s assets in fixed income senior securities. The fixed income senior securities in which the Fund may invest include corporate bonds and other debt instruments, mortgage-related securities, asset-backed securities, debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities), municipal bonds, convertible debt securities, and preferred stock. The dollar-weighted average portfolio maturity of the fixed income securities held by the Fund will normally not exceed 10 years.
The Fund will also invest in foreign securities, including the securities of companies located in emerging market countries. The Fund will limit its investments in foreign securities, including in American Depositary Receipts (“ADRs”), to 15% of its total assets. The Fund will only invest in emerging-market securities to the extent that such securities are listed on a U.S. exchange.
The Fund typically sells securities in companies when their market valuations rise significantly above the portfolio manager’s estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.
Principal Risks of Investing in the Balanced Fund
The stock and bond markets can perform differently from each other at any given time (as well as over the long term), so the Fund will be affected by its asset allocation. If the Balanced Fund favors an asset class during a period when that class underperforms, performance may be hurt. The Fund’s principal risks are discussed below. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.
•Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries. Drastically reduced or volatile trading activity may make it difficult for the Fund to properly value its investments, particularly its fixed-income investments.
•Individual Security Selection Risk. Stocks and bonds selected as portfolio investments may decline in value due to events specific to that individual security. Such events include, but are not limited to, changes in a company’s business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment. The Fund’s balance between equity and debt securities could limit its potential for capital appreciation relative to an all-stock fund or contribute to greater volatility relative to an all-bond fund.
•Foreign Securities Risk. Although the Balanced Fund invests principally in the securities of U.S. issuers, it also expects to invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.
•Emerging Market Risk. Emerging market securities generally present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are typically more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
•Smaller Company Risk. The Fund may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than $1 billion. Earnings and revenues of smaller companies tend to be less predictable, and the share prices of smaller companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund’s ability to sell these securities.
•Interest Rate Risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will reduce bond prices and, accordingly, the Fund’s share price. As of the date of this Prospectus, interest rates have been rising at a rapid pace off of near-historic lows, which particularly exposes the Fund to risks associated with rising interest rates.
•Credit Risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a company’s preferred stock, common stock and bond prices to fall.
•Call Risk. If an issuer “calls” its bond during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.
•Liquidity Risk. Investments with little or no active trading market can be difficult to sell at or near their perceived value. In such a market, the market value of such investments may fall dramatically, causing the Fund’s share price to fall in value.
•Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates.
•Convertible Securities Risk. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security will perform the same as a regular fixed income security; that is, if market interest rates rise, the value of the convertible security falls.
•Concentration Risk. To the extent the Fund invests in a smaller number of securities than do some other mutual funds, its net asset value may experience greater volatility and a greater effect on its total return and may be more susceptible to economic, political, and regulatory developments affecting particular securities or sectors of the market.
•Rating Agencies Risk.  Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant.  A downward revision or withdrawal of such ratings, or either of them, may have a negative effect on the liquidity or market price of the securities in which the Fund invests.
•Key Person Risk. The Fund is heavily dependent upon Mr. Thomas Plumb for its operation and for the execution of its investment strategy. Mr. Plumb serves as portfolio manager for the Fund, and also serves as the President, Chief Executive Officer, Secretary, and Chairman of the Plumb Funds. The Fund would likely find it more difficult to execute its investment strategy and to continue its operation in the event he were no longer involved in the management of the Fund.
•Growth and Value Stock Risk. By investing in a mix of growth and value companies, the Fund assumes the risks of both. To the extent the Fund is more heavily allocated to growth or value stocks, its performance may deviate significantly from its benchmark.
◦ Growth Investing Risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors frequently move away from these stocks quickly, thus depressing their market prices, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns.
◦ Value Investing Risk. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued.

Past Performance
The following tables show historical performance of the Balanced Fund and provide some indication of the risks of investing in the Fund. Table I shows the Fund’s Investor Shares total returns before taxes for each of the periods set forth in the Table. Table II shows the Fund’s Investor Shares average annual total returns for 1, 5, and 10 years both before and after taxes. Table II also shows the Fund's Institutional Shares and Class A Shares returns before taxes for 1, 5, and 10 years (reflecting the performance of the Investor Shares for periods prior to inception of Institutional Shares and Class A Shares and adjusted for Institutional Shares and Class A Shares fees and expenses, as applicable), and compares those returns to the performance of three different securities market indices, the Standard & Poor’s 500 Composite Index (S&P 500® Index), the Bloomberg Intermediate Government/Credit Bond Index, and MSCI’s Europe, Australasia, and Far East (EAFE) Index, as well as the Fund’s Benchmark, which is a composite comprised of 55% S&P 500 Index, 35% Bloomberg Intermediate Government/Credit Bond Index, and 10% MSCI EAFE Index. Returns shown in the performance table for Class A Shares reflect the maximum sales charge of 5.75% for the Fund’s Class A Shares. The S&P 500® Index reflects the market sectors for U.S.-based equities in which the Fund primarily invests. The Bloomberg Intermediate Government/Credit Bond Index is a broad-based index of government and investment-grade corporate fixed-rate debt securities with maturities between 1 and 10 years and represents the bond markets in which the Fund primarily invests. The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests. The Benchmark represents a broad measure of the stock and bond markets, including market sectors and geography, in which the Fund may invest. The performance data quoted represents past performance and current returns may be lower or higher. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.plumbfunds.com or by calling (toll free) 1-866-987-7888.
Balanced Fund Year-by-Year Total Returns (Calendar Year)- Investor Shares(1)

The returns shown in the bar chart are for Investor Shares of the Fund. Institutional Shares and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses and Class A Shares may incur a sales load, and if these amounts were reflected returns would be less than those shown.
The Fund’s highest and lowest quarterly returns during the period presented in Table I:

Highest Quarterly Return	Lowest Quarterly Return
2nd Quarter of 2020	1st Quarter of 2020
19.41%	-14.05%

The performance information above is calculated based on a calendar year. The Fund’s total return (not annualized) for the six-month period ended June 30, 2022 was -24.32%.

Balanced Fund Average Annual Total Returns (for the periods ended December 31, 2021)

TABLE II
Balanced Fund Average Annual Total Returns (for the periods ended December 31, 2021)

Investor Shares	1 Year	5 Years	10 Years
Return Before Taxes	4.06%	13.56%	10.82%
Return After Taxes on Distributions	2.00%	12.81%	10.31%
Return After Taxes on Distributions and Sale of Fund Shares	3.56%	10.76%	8.87%
Institutional Shares(1)
Return Before Taxes	4.29%	13.79%	11.04%
Class A Shares(2)
Return Before Taxes	-1.94%	12.22%	10.16%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%
Bloomberg Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	-1.44%	2.91%	2.38%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	8.78%	6.76%	5.16%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	15.51%	11.95%	10.50%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect during such years and do not reflect the impact of state or other local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only Investor Shares and after-tax returns for Institutional Shares and Class A Shares will vary.
In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Plumb Equity Fund
PLUMB EQUITY FUND
Investment Objective
The Plumb Equity Fund (the “Equity Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Plumb Equity Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest, in the future, at least $25,000 in the Equity Fund. More information about these and other discounts is available from your financial intermediary and in the section entitled “Choosing a Share Class: Class A Shares,” on page 41 of this Prospectus and “Sales Charge Reduction and Waivers” on page 15 of the of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	None	None	1.00%⁽¹⁾
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None	None
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	0.16%	None	0.25%
Other Expenses	0.93%	0.92%	0.94%
Total Annual Fund Operating Expenses	1.74%	1.57%	1.84%
Fee Waivers and Expense Reimbursements (2)	-0.55%	-0.58%	-0.65%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.19%	0.99%	1.19%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	None	None	1.00%⁽¹⁾
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None	None
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	0.16%	None	0.25%
Other Expenses	0.93%	0.92%	0.94%
Total Annual Fund Operating Expenses	1.74%	1.57%	1.84%
Fee Waivers and Expense Reimbursements (2)	-0.55%	-0.58%	-0.65%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.19%	0.99%	1.19%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. With respect to the first year expense amount, this example reflects the effects of the contractual commitment that the Advisor has made to waive fees and reimburse expenses for the Fund at least until July 31, 2023. You may be required to pay a sales charge on your purchases and sales of Class A Shares of the Fund, which are reflected in the example. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower.
However, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$121	$494	$892	$2,006
Institutional Shares	$101	$439	$800	$1,818
Class A Shares	$689	$1,061	$1,456	$2,559

Portfolio Turnover.
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies of the Equity Fund
To pursue its investment objective, the Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in common stocks and other equity securities, such as exchange-traded funds (“ETFs”), options, preferred stocks and securities convertible into such equity securities. The Fund will also invest in foreign securities, including the securities of companies located in emerging market countries. The Fund will limit its investments in foreign securities, including in American Depositary Receipts (“ADRs”), to 15% of its total assets. The Fund will only invest in emerging-market securities to the extent that such securities are listed on a U.S. exchange. The Fund generally invests in higher quality companies that are trading at significant discounts to portfolio manager’s estimates of their intrinsic value. These companies may include large, medium, and smaller-sized companies. The Fund’s investments in higher- quality companies includes investments in companies that the Advisor believes possess or in the near future are likely to possess some or all of the following attributes:
•Attractive business fundamentals and sound business models
•Strong financials, including profitability and quality of earnings
•Experienced, motivated company management
•High or consistently improving market position return on invested capital and operating margins.
The Fund’s portfolio manager employs a blended investment style, which is generally characterized as “growth at a reasonable price”. However, the portfolio manager may prefer a certain investment style and look for growth stocks or value stocks when warranted by market conditions and other factors.
The Fund seeks to provide investors with competitive after-tax investment returns by holding quality securities for the long term, which is designed to promote greater tax efficiency. The Fund anticipates that capital growth will be accompanied by dividend income and growth of dividend income over time.
The Fund typically sells securities in companies when their market valuations rise significantly above the portfolio manager’s estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

Principal Risks of Investing in the Equity Fund
The Equity Fund’s principal risks are discussed below. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.
•Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries. Drastically reduced or volatile trading activity may make it difficult for the Fund to properly value its investments.
•Individual Security Selection Risk. Stocks selected as portfolio investments may decline in value due to events specific to that individual security. Such events include, but are not limited to, changes in a company’s business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment.
•Foreign Securities Risk. Although the Equity Fund invests principally in the securities of U.S. issuers, it also expects to invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.
•Emerging Market Risk. Emerging market securities generally present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries. In addition to the risks of foreign securities in general, countries in emerging markets are typically more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
•Smaller-Company Risk. The Fund may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than $1 billion. Earnings and revenues of small companies tend to be less predictable, and the share prices of small companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund’s ability to sell these securities.
•Concentration Risk. To the extent the Fund invests in a smaller number of securities than do some other mutual funds, its net asset value may experience greater volatility and a greater effect on its total return and may be more susceptible to economic, political, and regulatory developments affecting particular securities or sectors of the market.
•Liquidity Risk. Investments with little or no active trading market can be difficult to sell at or near their perceived value. In such a market, the market value of such investments may fall dramatically, causing the Fund’s share price to fall in value.
•Key Person Risk. The Fund is heavily dependent upon Mr. Thomas Plumb for its operation and for the execution of its investment strategy. Mr. Plumb serves as portfolio manager for the Fund, and also serves as the President, Chief Executive Officer, Secretary, and Chairman of the Plumb Funds. The Fund would likely find it more difficult to execute its investment strategy and to continue its operation in the event he were no longer involved in the management of the Fund.
•Growth and Value Stock Risk. By investing in a mix of growth and value companies, the Fund assumes the risks of both. To the extent the Fund is more heavily allocated to growth or value stocks, its performance may deviate significantly from its benchmark.
◦ Growth Investing Risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors frequently move away from these stocks quickly, thus depressing their market prices, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that may cushion stock prices in market downturns.
◦ Value Investing Risk. Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the portfolio manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued.

Past Performance
The following tables show historical performance of the Equity Fund and provide some indication of the risks of investing in the Fund. Table I shows the Fund’s Investor Shares total returns before taxes for each of the periods set forth in the Table. Table II shows the Fund’s Investor Shares average annual total returns for 1, 5, and 10 years both before and after taxes. Table II also shows the Fund's Institutional Shares and Class A Shares returns before taxes for 1, 5, and 10 years (reflecting the performance of the Investor Shares for periods prior to inception of Institutional Shares and Class A Shares and adjusted for Institutional Shares and Class A Shares fees and expenses, as applicable), and compares those returns to the performance of two different securities market indices, the S&P 500® Index and the MSCI EAFE Index, as well as to the Fund’s Benchmark, which is a composite comprised of 90% S&P 500® Index and 10% MSCI EAFE Index. Returns shown in the performance table for Class A Shares reflect the maximum sales charge of 5.75% for the Fund’s Class A Shares. The S&P 500® Index reflects the market sectors for U.S.-based equities in which the Fund primarily invests. The MSCI EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests. The performance data quoted represents past performance and current returns may be lower or higher. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.plumbfunds.com or by calling (toll free) 1-866-987-7888.
Equity Fund Year-by-Year Total Returns (Calendar Year)- Investor Shares(1)

The returns shown in the bar chart are for Investor Shares of the Fund. Institutional Shares and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses and Class A Shares may incur a sales load, and if these amounts were reflected returns would be less than those shown.
The Fund’s highest and lowest quarterly returns during the period presented in Table I:

Highest Quarterly Return:	Lowest Quarterly Return:
2nd Quarter of 2020	4th Quarter of 2018
28.79%	-21.06%
The performance information above is calculated based on a calendar year. The Fund’s total return (not annualized) for the six-month period ended June 30, 2022 was -34.25%.

Equity Fund Average Annual Total Returns(for the periods ended December 31, 2021)

TABLE II
Equity Fund Average Annual Total Returns (for the periods ended December 31, 2021)

Investor Shares	1 Year	5 Years	10 Years
Return Before Taxes	3.52%	20.01%	15.03%
Return After Taxes on Distributions	-2.05%	16.52%	12.95%
Return After Taxes on Distributions and Sale of Fund Shares	5.09%	15.54%	12.14%
Institutional Shares(1)
Return Before Taxes	3.74%	20.25%	15.26%
Class A Shares(2)
Return Before Taxes	-2.43%	18.60%	14.35%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	8.78%	6.76%	5.16%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	26.60%	17.28%	15.39%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect during such years and do not reflect the impact of state or other local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for only Investor Shares and after-tax returns for Institutional Shares and Class A Shares will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.